Allowance for Loan Losses and Reserve for Unfunded Loan Commitments (Loans And Their Related Allowance For Loan Losses, By Portfolio Segment ) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance, Total	$ 13,141	$ 14,758	$ 16,348
Total loans	678,701	587,036
Other Commitment	103	87
SBA held to maturity [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	831	1,159
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	1,756	2,219
Loans and Leases Receivable, Allowance, Total	2,587	3,378	4,088
Financing Receivable, Individually Evaluated for Impairment	2,740	3,712
Financing Receivable, Collectively Evaluated for Impairment	46,178	54,881
Total loans	48,918	58,593
SBA 504 loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	29	217
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	928	1,095
Loans and Leases Receivable, Allowance, Total	957	1,312	1,423
Financing Receivable, Individually Evaluated for Impairment	2,928	6,852
Financing Receivable, Collectively Evaluated for Impairment	28,636	34,586
Total loans	31,564	41,438
Total Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	278	625
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	6,562	6,466
Loans and Leases Receivable, Allowance, Total	6,840	7,091	8,129
Financing Receivable, Individually Evaluated for Impairment	9,120	12,802
Financing Receivable, Collectively Evaluated for Impairment	354,220	288,762
Total loans	363,340	301,564
Total residential mortgage loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	2,132	1,769
Loans and Leases Receivable, Allowance, Total	2,132	1,769	1,703
Financing Receivable, Collectively Evaluated for Impairment	182,067	132,094
Total loans	182,067	132,094
Total consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	573	524
Loans and Leases Receivable, Allowance, Total	573	524	536
Financing Receivable, Collectively Evaluated for Impairment	46,139	46,410
Total loans	46,139	46,410
Unallocated Financing Receivables [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	52	684
Loans and Leases Receivable, Allowance, Total	52	684	469
Loans Held for Investment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	1,138	2,001
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	12,003	12,757
Loans and Leases Receivable, Allowance, Total	13,141	14,758
Financing Receivable, Individually Evaluated for Impairment	14,788	23,366
Financing Receivable, Collectively Evaluated for Impairment	657,240	556,733
Total loans	$ 672,028	$ 580,099